8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Details)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Details
Risk-free interest rate	2.52%	2.33%	4.45%
Expected life of options	1 year 7 days	7 months 28 days	1 year
Annualized volatility	142.31%	51.62%	9727.00%
Dividends	0.00%	0.00%	0.00%